Earnings Per Share (Details)	6 Months Ended
Jun. 30, 2021 shares
Disclosure of earnings per share [text block] [Abstract]
Warrants issued	17,250,000
Description of warrants issued	(i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (note 19).